Acquisitions and Other	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Acquisitions and Other

3. Acquisitions and Other
SLF of Canada UK Limited Disposition
On August 4, 2022, we entered into an agreement to sell SLF of Canada UK Limited ("Sun Life UK") for approximately $385 (£248). Sun Life UK manages life and pension policies as well as payout annuities blocks for UK Clients. Sun Life UK is closed to new sales and has operated as a run-off business since 2001. Under the agreement, we will retain our economic interest in the payout annuities business through a reinsurance treaty.

As of December 31, 2022, the net carrying value of assets and liabilities classified as held for sale is $403, which is in accordance with applicable measurement requirements. This year, we recognized an impairment charge of $170 pertaining to the goodwill that is not expected to be recovered through the sale. The charge is recorded in Operating expenses, commissions and premium taxes. Any further gains or losses from the disposal, including closing price adjustments, cumulative currency differences and tax adjustments, will be recognized upon the close of the sale.

The disposal will be included within our Corporate business segment. The transaction is expected to close in the first half of 2023, subject to regulatory approvals and customary closing conditions.
Advisors Asset Management Inc.
On September 1, 2022, we entered into an agreement with Advisors Asset Management Inc. ("AAM"), a leading independent U.S. retail distribution firm, to acquire a 51% interest, on a fully diluted basis, for cash consideration of approximately $280 (US$214) with an option to acquire the remaining interest starting in 2028. AAM will become the U.S. retail distribution arm for SLC Management, which is a part of our Asset Management business segment. The transaction is expected to close during the first half of 2023, subject to regulatory approvals and customary closing conditions.
DentaQuest
On June 1, 2022, we acquired DentaQuest, the second-largest provider of dental benefits in the United States by membership, for approximately $3,267 (US$2,584). Total consideration for the 100% acquisition of DentaQuest was paid with cash of $3,267, and primarily comprised of goodwill and intangibles, including contractual relationships, software, and brand. DentaQuest is reported in the Dental CGU of our U.S. business segment. The acquisition of DentaQuest aligns to our business strategy of being a leader in health and group benefits, with an increasing focus on health.

The fair values of the identifiable assets and liabilities acquired were:

As at June 1, 2022
Intangible assets	$1,208
Net assets	255
Deferred tax liabilities	$(226)
Total identifiable net assets at fair value	1,237
Goodwill arising on acquisition(1)	2,030
Total consideration	$3,267

(1)    Goodwill primarily reflects expected synergies from the combination of DentaQuest and our existing Dental and Vision business within the U.S. Group Benefits business, as well as the future growth potential of the DentaQuest business. Goodwill is not tax deductible.

The fair values of the identifiable assets and liabilities are subject to refinement and may be retroactively adjusted to reflect new information obtained about facts and circumstances that existed at the acquisition date during the measurement period.
Subsequent to the acquisition date of June 1, 2022, DentaQuest contributed total revenue of $2,061 to our U.S. business segment for the year ended December 31, 2022.
Pinnacle Care International, Inc.
On July 1, 2021, we completed the acquisition of Pinnacle Care International, Inc. ("PinnacleCare"). Total consideration for the 100% acquisition of PinnacleCare was cash of $110, which mainly comprises of goodwill and intangibles. Goodwill of $45, recognized as a part of the acquisition, represents the value of synergies from the integration of PinnacleCare into the U.S. Group Benefits business. Intangible assets of $64, recognized as a part of the acquisition, represent the value of customer relationships acquired with the business.

PinnacleCare is a U.S. health-care navigation and medical intelligence service which expands our medical stop-loss business. The acquisition now forms part of our U.S. Group Benefits business. This acquisition will expand our medical stop-loss business by improving the care experience, costs and outcomes for both the employee and employer.
Crescent Capital Group LP
On January 5, 2021, we purchased 51% of Crescent Capital Group LP ("Crescent"), a U.S.-based global alternative credit investment manager, as well as the ability to acquire the remaining interest in the future. Crescent is reported in the SLC Management business unit within our Asset Management business segment. Consideration included $308 in cash and $6 of contingent consideration to the former owners of Crescent. The acquisition will extend SLC Management's solutions in alternative credit.

The fair values of the identifiable assets and liabilities acquired were:

As at January 5, 2021
Intangible assets	$341
Net liabilities	(119)
Total identifiable net assets at fair value	222
Non-controlling interest(1)	(317)
Goodwill arising on acquisition	409
Total consideration	$314

(1)     We have elected to measure NCI at fair value for this acquisition. The fair value was determined by calculating the proportionate share of the present value of future cash flows relating to NCI. Significant assumptions inherent in the valuation of NCI include the estimated after-tax cash flows expected to be received and an assessment of the appropriate discount rate.

Crescent minority shareholders also have the option to require us to purchase their shares ("put option") in 2026. We have a call option to acquire the remaining outstanding shares held by these minority shareholders commencing in 2026. The fair value of the put option liability was recognized in Other financial liabilities and any excess over the carrying amounts arising from transactions relating to non-controlling shareholders was recorded as a reduction to Retained earnings. Any changes to the carrying value of the financial liability after the acquisition date will be recognized in the Consolidated Statements of Operations. The agreement also includes a contingent payment based on the achievement of certain milestones.

At the date of acquisition, the impact to our assets, liabilities and equity is as follows:

As at January 5, 2021	Share purchase	Put option adjustments	Total
Cash consideration	$(308)	$—	$(308)
Intangible assets	341	—	341
Goodwill(1)	409	—	409
Total assets	$442	$—	$442
Net liabilities	$(119)	$—	$(119)
Other financial liabilities – Contingent consideration	(6)	—	(6)
Other financial liabilities – Put option	—	(441)	(441)
Total liabilities	$(125)	$(441)	$(566)
Non-controlling interest(2)	$(317)	$302	$(15)
Retained earnings	—	139	139
Total equity	$(317)	$441	$124
(1)     Goodwill of $409 reflects non-contractual customer relationships and is tax deductible.
(2)     The remaining $15 represents specifically identifiable assets where the risks and rewards accrue to the minority shareholders of Crescent Capital Group, and the related NCI interests are not a party to the put option.
Acquisitions and Other
On April 5, 2022, we announced a deepening of our existing bancassurance partnership with PT Bank CIMB Niaga Tbk ("CIMB Niaga") in Indonesia. Under the new agreement, which will be effective in January 2025, we will be the provider of insurance solutions to CIMB Niaga customers across all distribution channels for a term of 15 years, further accelerating our long-term strategy of growing our distribution capacity in the region. The agreement also extends our existing relationship with CIMB Niaga by a term of six years up to 2039. An initial payment of $508 was made on
June 30, 2022. $18 of the initial payment related to the existing bancassurance partnership was capitalized as an intangible asset. The remaining $490 will initially be recognized as a prepayment and capitalized as an intangible asset once the agreement becomes effective in 2025. Amortization of this intangible asset will begin in 2025.

On December 13, 2021, we announced that Canadian Premier Life Insurance Company ("Canadian Premier") has entered into an agreement to acquire our sponsored markets business. Sponsored markets include a variety of association & affinity, and group creditor clients. The transaction is expected to close in early 2023, subject to satisfaction of customary closing conditions, including receipt of regulatory approvals.

On February 1, 2021, the second stage of our acquisition of the pension business of FWD Life Insurance Company (Bermuda) Limited ("FWD") was completed for net proceeds of $17. Included in the acquisition were $480 in Invested assets and $480 of Investment contract liabilities.

Effective January 1, 2021 we entered into a 15-year exclusive bancassurance partnership with Asia Commercial Joint Stock Bank ("ACB"). The partnership significantly expands our distribution capabilities in Asia. An initial payment of $471 was made in January 2021, based on the contractual terms of the agreement. The initial payment was capitalized as an intangible asset and will be amortized over the life of the contract based on a units-of-production method.